Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, March 31, 2023 (Unaudited)
		Principal		% of
		Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Security
U.S. Treasury Bond,
0.250%, 11/15/2023		$40,000,000	$38,901,563
Total U.S. Treasury Security (Cost $38,918,410)			38,901,563	3.5%

Municipal Bonds
Alabama
Alabama Housing Finance Authority,
3.500%, 08/01/2025 (Mandatory Tender Date 08/01/2024)(Insured by HUD) (1)		4,855,000	4,855,135
Black Belt Energy Gas District,
5.000%, 05/01/2053 (Mandatory Tender Date 06/01/2028) (1)		4,000,000	4,230,004
City of Oxford AL,
4.000%, 09/01/2041 (Callable 04/03/2023)(Optional Put Date 04/07/2023) (1)		3,300,000	3,300,000
Total Alabama (Cost $12,480,806)			12,385,139	1.1%

Alaska
Alaska Housing Finance Corp.:
4.000%, 06/01/2036 (Pre-refunded to 06/01/2025)		290,000	299,201
4.000%, 06/01/2036 (Callable 06/01/2025)		710,000	712,509
4.000%, 12/01/2048 (Callable 06/01/2027)		685,000	689,438
City of Valdez AK,
5.000%, 06/30/2029 (Callable 04/21/2023)		1,225,000	1,226,424
Total Alaska (Cost $2,982,763)			2,927,572	0.3%

Arizona
City of Tempe AZ:
5.000%, 07/01/2033 (Pre-refunded to 07/01/2028)		40,000	45,216
5.000%, 07/01/2034 (Pre-refunded to 07/01/2027)		165,000	182,502
5.000%, 07/01/2034 (Pre-refunded to 07/01/2028)		325,000	367,380
5.000%, 07/01/2035 (Pre-refunded to 07/01/2027)		185,000	204,623
5.000%, 07/01/2037 (Pre-refunded to 07/01/2028)		215,000	243,036
5.000%, 07/01/2038 (Pre-refunded to 07/01/2028)		350,000	395,639
Maricopa County Industrial Development Authority,
4.000%, 01/01/2045 (Callable 07/01/2030)		2,000,000	1,949,640
Total Arizona (Cost $3,318,399)			3,388,036	0.3%

Arkansas
City of Little Rock AR,
5.000%, 10/01/2034 (Pre-refunded to 04/01/2025)		5,000,000	5,245,684
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)		1,365,000	1,298,075
University of Arkansas:
5.000%, 11/01/2035 (Pre-refunded to 11/01/2024)		665,000	690,511
4.000%, 04/01/2037 (Callable 04/01/2029)		160,000	161,611
4.000%, 04/01/2039 (Callable 04/01/2029)		245,000	246,602
Total Arkansas (Cost $7,695,850)			7,642,483	0.7%

California
Anaheim Public Financing Authority,
0.000%, 09/01/2036 (ETM)(Insured by AGM)		10,800,000	7,021,226
Antelope Valley Community College District,
0.000%, 08/01/2034 (Pre-refunded to 02/01/2025)		150,000	95,735
Brea Redevelopment Agency:
0.000%, 08/01/2033 (Callable 08/01/2027) (5)		1,500,000	1,614,963
0.000%, 08/01/2034 (Callable 08/01/2027) (5)		1,750,000	1,881,773
Buellton Union School District,
0.000%, 02/01/2034 (Insured by AGC)		2,000,000	1,344,884
California Housing Finance Agency,
3.750%, 03/25/2035 (Insured by FHLMC)		4,908,662	4,868,600
California School Finance Authority,
6.400%, 08/01/2034 (Pre-refunded to 02/01/2024) (3)		1,000,000	1,026,292
Central Basin Municipal Water District,
5.000%, 08/01/2044 (Pre-refunded to 08/01/2028)		70,000	79,908
Citrus Community College District,
5.000%, 08/01/2034 (Pre-refunded to 02/01/2024) (5)		885,000	902,488
City & County of San Francisco CA,
4.000%, 06/15/2038 (Callable 06/15/2029)		2,100,000	2,197,707
City of Richmond CA,
0.000%, 08/01/2028 (ETM)(Insured by FGIC)		180,000	157,359
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program,
4.000%, 12/01/2049 (Callable 06/01/2028)		1,135,000	1,142,946
El Rancho Unified School District,
0.000%, 08/01/2035 (Pre-refunded to 08/01/2023)(Insured by BAM)		300,000	144,598
Fontana Unified School District,
0.000%, 02/01/2033 (ETM)(Insured by AGM)		460,000	359,083
Foothill-Eastern Transportation Corridor Agency:
0.000%, 01/01/2025 (ETM)		50,000	47,749
0.000%, 01/01/2026 (ETM)		4,695,000	4,379,203
0.000%, 01/01/2028 (ETM)		3,260,000	2,897,990
0.000%, 01/01/2030 (ETM)		95,000	80,287
Freddie Mac Multifamily Variable Rate Certificate,
2.875%, 07/25/2036		7,459,425	6,581,294
Fresno Unified School District,
0.000%, 08/01/2033 (Pre-refunded to 08/01/2026)		195,000	135,363
Gateway Unified School District,
0.000%, 03/01/2037 (ETM)(Insured by AGM)		100,000	64,176
Golden State Tobacco Securitization Corp.:
0.000%, 06/01/2026 (ETM)(Insured by AGM)		240,000	223,566
0.000%, 06/01/2028 (ETM)(Insured by AGC)		160,000	141,531
5.000%, 06/01/2028 (Pre-refunded to 06/01/2027)		425,000	472,959
3.250%, 06/01/2034 (Pre-refunded to 06/01/2025)(Insured by ST AID)		160,000	163,214
Imperial Community College District,
7.000%, 08/01/2040 (Pre-refunded to 08/01/2030)(Insured by AGM) (5)		180,000	236,586
Long Beach Community College District:
0.000%, 06/01/2032 (ETM)(Insured by AGM)		1,540,000	1,219,550
0.000%, 06/01/2033 (ETM)(Insured by AGM)		1,560,000	1,199,593
Merced Union High School District,
0.000%, 08/01/2048 (Pre-refunded to 02/01/2025)(Insured by AGM)		850,000	229,395
Moreno Valley Unified School District,
0.000%, 07/01/2029 (ETM)(Insured by AGM)		75,000	64,029
Morongo Unified School District,
0.000%, 08/01/2041 (Callable 08/01/2030) (5)		260,000	256,629
Pacheco Union Elementary School District:
0.000%, 02/01/2028 (ETM)(Insured by AGM)		25,000	22,021
0.000%, 02/01/2028 (ETM)(Insured by AGM)		40,000	35,234
0.000%, 02/01/2037 (ETM)(Insured by AGM)		300,000	195,248
Pajaro Valley Unified School District,
0.000%, 08/01/2027 (ETM)(Insured by AGM)		25,000	22,448
Palmdale Elementary School District,
0.000%, 08/01/2031 (ETM)(Insured by AGM)		30,000	24,111
Paramount Unified School District,
6.375%, 08/01/2045 (Callable 02/01/2033)(Insured by AGM) (5)		325,000	393,450
Peralta Community College District,
3.500%, 08/01/2032 (Callable 08/01/2025)		1,715,000	1,738,336
Rio Hondo Community College District,
0.000%, 08/01/2042 (Callable 08/01/2034) (5)		7,010,000	8,355,944
Riverside County Redevelopment Successor Agency,
8.250%, 10/01/2031 (Pre-refunded to 10/01/2026) (5)		650,000	774,862
Roseville Joint Union High School District,
0.000%, 08/01/2034 (Callable 08/01/2026)		85,000	58,867
San Diego Unified School District:
0.000%, 07/01/2030 (ETM)		95,000	78,685
0.000%, 07/01/2034 (Callable 07/01/2025)		2,000,000	1,302,703
4.000%, 07/01/2034 (Callable 07/01/2027)		1,000,000	1,054,021
0.000%, 07/01/2039 (Callable 07/01/2025)		75,000	38,462
San Joaquin Hills Transportation Corridor Agency:
0.000%, 01/01/2027 (ETM)		1,380,000	1,262,986
0.000%, 01/01/2028 (ETM)		1,010,000	902,059
San Marcos Unified School District:
0.000%, 08/01/2030 (Pre-refunded to 02/01/2024)		150,000	108,114
0.000%, 08/01/2036 (Pre-refunded to 02/01/2024)		55,000	28,198
San Mateo Union High School District:
0.000%, 09/01/2041 (Callable 09/01/2036) (5)		900,000	862,420
5.000%, 12/15/2043 (Pre-refunded to 12/15/2024)(Insured by AMBAC) (5)		1,635,000	1,701,311
Solano County Community College District:
0.000%, 08/01/2024 (5)		180,000	182,823
0.000%, 08/01/2028 (Callable 08/01/2025) (5)		250,000	256,730
St. Helena Unified School District:
0.000%, 08/01/2028 (5)		130,000	137,251
0.000%, 08/01/2037 (Callable 08/01/2023)		25,000	12,638
State of California,
5.000%, 04/01/2042 (Callable 10/01/2027)		2,250,000	2,418,252
Sutter Union High School District:
0.000%, 08/01/2030 (Pre-refunded to 08/01/2025)		185,000	124,281
0.000%, 08/01/2036 (Pre-refunded to 08/01/2025)		75,000	32,579
0.000%, 08/01/2037 (Pre-refunded to 08/01/2025)		50,000	20,223
0.000%, 08/01/2041 (Pre-refunded to 08/01/2025)		50,000	15,145
0.000%, 08/01/2043 (Pre-refunded to 08/01/2025)		200,000	52,215
0.000%, 08/01/2044 (Pre-refunded to 08/01/2025)		1,065,000	257,983
0.000%, 06/01/2050 (Pre-refunded to 08/01/2025)		700,000	108,369
Woodlake Union High School District,
0.000%, 08/01/2033 (Insured by AGM)		1,000,000	639,790
Total California (Cost $65,606,057)			64,448,435	5.7%

Colorado
Boulder Valley School District No. Re-2,
5.000%, 12/01/2038 (Callable 06/01/2025)(Insured by ST AID)		1,225,000	1,275,005
Brush School District No. RE-2J:
5.000%, 12/01/2031 (Callable 12/01/2027)(Insured by BAM)		380,000	418,890
5.000%, 12/01/2032 (Callable 12/01/2027)(Insured by BAM)		395,000	434,333
5.000%, 12/01/2035 (Callable 12/01/2027)(Insured by BAM)		460,000	504,328
City of Fort Lupton CO,
4.000%, 12/01/2042 (Callable 12/01/2027)(Insured by AGM)		850,000	851,815
Colorado Health Facilities Authority:
0.000%, 07/15/2024 (ETM)		1,975,000	1,901,020
5.000%, 06/01/2047 (Pre-refunded to 06/01/2027)		5,800,000	6,403,387
3.590%, 05/15/2061 (SIFMA Municipal Swap Index + 0.550%)(Callable 02/17/2026)(Mandatory Tender Date 08/17/2026) (2)		10,000,000	9,895,986
Mesa County Valley School District No. 51,
5.500%, 12/01/2037 (Callable 12/01/2027)(Insured by ST AID)		1,000,000	1,112,057
Total Colorado (Cost $23,187,249)			22,796,821	2.0%

Connecticut
City of Norwalk CT:
5.000%, 08/15/2035 (Callable 08/15/2030)		3,465,000	4,032,165
5.000%, 08/15/2036 (Callable 08/15/2030)		2,555,000	2,948,297
Connecticut Housing Finance Authority:
2.875%, 11/15/2030 (Callable 05/15/2025)		1,325,000	1,289,793
4.000%, 11/15/2045 (Callable 05/15/2028)		4,110,000	4,129,703
4.000%, 11/15/2047 (Callable 11/15/2026)		625,000	626,780
4.000%, 05/15/2049 (Callable 11/15/2028)		1,665,000	1,684,296
Connecticut State Health & Educational Facilities Authority:
5.250%, 03/01/2032 (ETM)(Insured by AGM)		100,000	116,490
2.800%, 07/01/2057 (Mandatory Tender Date 02/03/2026) (1)		6,000,000	5,970,411
State of Connecticut,
5.000%, 11/15/2036 (Callable 11/15/2032)		180,000	208,503
University of Connecticut,
5.000%, 01/15/2031 (Callable 01/15/2027)(Insured by AGM)		1,250,000	1,362,348
Total Connecticut (Cost $22,506,357)			22,368,786	2.0%

District of Columbia
District of Columbia,
5.000%, 04/01/2042 (Pre-refunded to 04/01/2027)		465,000	512,417
District of Columbia Housing Finance Agency,
2.500%, 02/01/2039 (Mandatory Tender Date 08/01/2023) (1)		1,900,000	1,894,229
District of Columbia Water & Sewer Authority,
3.040%, 10/01/2050 (Callable 04/03/2023)(Optional Put Date 04/07/2023) (1)		3,000,000	3,000,000
Washington Metropolitan Area Transit Authority,
4.000%, 07/15/2046 (Callable 07/15/2031)		1,000,000	977,721
Total District of Columbia (Cost $6,559,175)			6,384,367	0.6%

Florida
Broward County Housing Finance Authority,
3.500%, 04/01/2041 (Callable 10/01/2025)(Mandatory Tender Date 04/01/2026)(Insured by HUD) (1)		1,000,000	1,005,078
City of Fort Myers FL,
4.000%, 12/01/2037 (Callable 12/01/2025)		480,000	483,800
City of Jacksonville FL,
3.040%, 08/01/2036 (Callable 04/03/2023)(Optional Put Date 04/07/2023) (1)		7,000,000	7,000,000
City of Melbourne FL,
0.000%, 10/01/2026 (ETM)(Insured by FGIC)		40,000	36,596
City of Miramar FL:
5.000%, 10/01/2034 (Callable 10/01/2027)		1,000,000	1,104,479
5.000%, 10/01/2035 (Callable 10/01/2027)		1,030,000	1,132,082
City of Orlando FL,
5.000%, 11/01/2034 (Callable 11/01/2027)(Insured by AGM)		1,000,000	1,094,510
City of Tallahassee FL,
5.000%, 10/01/2035 (Callable 10/01/2024)		825,000	849,891
County of Miami-Dade FL:
0.000%, 10/01/2026 (ETM)(Insured by NATL)		50,000	45,745
0.000%, 10/01/2027 (ETM)(Insured by NATL)		330,000	294,210
5.250%, 10/01/2030 (ETM)(Insured by NATL)		4,610,000	5,357,913
Florida Housing Finance Corp.:
1.940%, 08/01/2036 (Insured by FNMA)		5,000,000	4,169,046
4.200%, 01/01/2045 (Callable 01/01/2028)(Insured by GNMA)		2,195,000	2,141,043
3.500%, 07/01/2051 (Callable 07/01/2029)(Insured by GNMA)		910,000	905,088
Leon County - City of Tallahassee Blueprint Intergovernmental Agency,
4.000%, 10/01/2038 (Callable 10/01/2031)		4,805,000	4,902,030
Osceola County Expressway Authority:
0.000%, 10/01/2028 (ETM) (5)		130,000	141,289
0.000%, 10/01/2031 (ETM) (5)		55,000	65,042
Reedy Creek Improvement District,
5.000%, 10/01/2031 (Callable 10/01/2028)		310,000	350,791
RIB Floater Trust,
3.290%, 10/01/2054 (Optional Put Date 04/07/2023) (1)(3)		3,000,000	3,000,000
Seminole County School Board,
5.000%, 07/01/2035 (Callable 07/01/2026)		145,000	153,498
Total Florida (Cost $35,130,045)			34,232,131	3.0%

Georgia
Atlanta Development Authority:
5.000%, 09/01/2023 (ETM)		2,450,000	2,473,135
5.000%, 09/01/2024 (Pre-refunded to 09/01/2023)		910,000	918,593
5.000%, 09/01/2032 (Pre-refunded to 09/01/2023)		1,315,000	1,327,417
City of Decatur GA,
3.000%, 08/01/2038 (Callable 08/01/2025)(Insured by ST AID)		500,000	453,773
Forsyth County Hospital Authority,
6.375%, 10/01/2028 (ETM)		5,820,000	6,518,983
Georgia Housing & Finance Authority,
3.500%, 12/01/2046 (Callable 12/01/2025)		265,000	263,892
Houston Healthcare System, Inc.,
5.000%, 10/01/2031 (Pre-refunded to 04/01/2024) (5)		23,000,000	23,391,573
Main Street Natural Gas, Inc.:
4.078%, 08/01/2048 (1 Month LIBOR USD + 0.830%)(Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)		1,400,000	1,402,877
4.000%, 08/01/2049 (Callable 09/01/2024)(Mandatory Tender Date 12/02/2024) (1)		1,000,000	1,005,385
4.000%, 07/01/2052 (Callable 06/01/2027)(Mandatory Tender Date 09/01/2027) (1)		1,615,000	1,614,448
5.000%, 07/01/2053 (Callable 12/01/2029)(Mandatory Tender Date 03/01/2030) (1)		8,000,000	8,467,493
Total Georgia (Cost $47,998,997)			47,837,569	4.2%

Illinois
Boone & Winnebago Counties Community Unit School District No. 200,
0.000%, 01/01/2024 (ETM)(Insured by AGM)		815,000	794,698
City of Chicago IL,
5.000%, 01/01/2034 (Pre-refunded to 01/01/2025)		2,170,000	2,260,584
City of Springfield IL,
5.000%, 12/01/2031 (Callable 12/01/2025)		500,000	526,667
City of Woodstock IL,
4.000%, 01/01/2037 (Callable 01/01/2031)		675,000	697,245
Community Unit School District No. 427,
0.000%, 01/01/2026 (ETM)(Insured by AGM)		2,785,000	2,582,258
Cook County School District No. 130,
5.000%, 12/01/2026 (Callable 12/01/2025)(Insured by AGM)		1,140,000	1,208,007
Cook County School District No. 144,
4.500%, 12/01/2025 (ETM)(Insured by AGM)		5,000	5,079
Cook County School District No. 159:
0.000%, 12/01/2025 (ETM)(Insured by AGM)		230,000	214,458
0.000%, 12/01/2025 (ETM)(Insured by FGIC)		475,000	443,483
0.000%, 12/01/2028 (ETM)(Insured by FGIC)		475,000	411,386
Cook County School District No. 163,
5.000%, 12/15/2028 (Insured by BAM)		1,305,000	1,473,722
County of Cook IL,
5.000%, 11/15/2033 (Callable 11/15/2027)		3,000,000	3,244,409
Exceptional Children Have Opportunities:
5.000%, 12/01/2027		340,000	370,744
5.000%, 12/01/2027		270,000	294,415
5.000%, 12/01/2028		585,000	648,749
5.000%, 12/01/2029		615,000	692,286
5.000%, 12/01/2030 (Callable 12/01/2029)		645,000	725,537
5.000%, 12/01/2031 (Callable 12/01/2029)		675,000	758,499
4.000%, 12/01/2032 (Callable 12/01/2029)		210,000	224,770
4.000%, 12/01/2033 (Callable 12/01/2029)		740,000	787,315
Hoffman Estates Park District,
5.000%, 12/01/2040 (Callable 12/01/2030)(Insured by BAM)		1,415,000	1,542,882
Illinois Development Finance Authority:
0.000%, 07/15/2025 (ETM)		82,200,000	76,688,580
2.450%, 11/15/2039 (Mandatory Tender Date 03/03/2026) (1)		2,230,000	2,199,804
Illinois Finance Authority:
5.000%, 07/01/2031 (Callable 01/01/2026)		1,200,000	1,273,203
5.250%, 08/15/2031 (Pre-refunded to 08/15/2026)		1,830,000	1,970,418
5.000%, 08/01/2033 (Pre-refunded to 08/01/2024)		700,000	720,097
4.000%, 01/01/2034 (Callable 01/01/2026)		1,030,000	1,062,678
5.000%, 02/15/2036 (Callable 02/15/2027)		215,000	229,375
4.000%, 12/01/2036 (Callable 12/01/2028)		1,000,000	1,036,926
4.000%, 05/01/2044 (Callable 05/01/2025)		135,000	138,810
Illinois Housing Development Authority:
2.550%, 04/01/2025 (Insured by GNMA)		590,000	581,286
3.100%, 02/01/2035 (Callable 02/01/2026)		875,000	837,332
3.500%, 08/01/2046 (Callable 02/01/2026)		725,000	720,572
4.000%, 08/01/2048 (Callable 08/01/2027)(Insured by GNMA)		455,000	457,844
Kane McHenry Cook & De Kalb Counties Unit School District No. 300,
5.000%, 01/01/2032 (Callable 01/01/2027)		2,085,000	2,238,180
Kankakee & Will Counties Community Unit School District No. 5,
4.000%, 05/01/2025 (Callable 05/01/2024)		700,000	704,892
Knox & Warren Counties Community Unit School District No. 205:
4.000%, 12/01/2034 (Callable 12/01/2027)(Insured by BAM)		425,000	442,510
4.000%, 12/01/2039 (Callable 12/01/2027)(Insured by BAM)		1,305,000	1,323,892
McHenry County Community Consolidated School District No. 47,
4.000%, 02/01/2032 (Callable 02/01/2028)		850,000	905,837
Metropolitan Pier & Exposition Authority,
5.500%, 12/15/2023 (ETM)(Insured by FGIC)		435,000	437,221
Metropolitan Water Reclamation District of Greater Chicago,
5.000%, 12/01/2034 (Callable 12/01/2026)		295,000	315,858
Regional Transportation Authority,
6.000%, 07/01/2027 (Insured by AGM)		1,000,000	1,144,901
State of Illinois,
4.000%, 06/15/2038 (Callable 06/15/2028)(Insured by BAM)		1,850,000	1,861,437
Village of Manhattan IL,
4.000%, 01/01/2030 (Callable 01/01/2027)		250,000	256,444
Will County Community High School District No. 210:
0.000%, 01/01/2024 (ETM)(Insured by AGM)		1,355,000	1,327,048
0.000%, 01/01/2025 (ETM)(Insured by AGM)		350,000	333,554
Will County Community Unit School District No. 201-U,
0.000%, 11/01/2024 (ETM)(Insured by NATL)		1,410,000	1,347,080
Will County Elementary School District No. 122,
0.000%, 10/01/2027 (ETM)(Insured by AGM)		470,000	419,026
Total Illinois (Cost $121,694,812)			120,881,998	10.7%

Indiana
City of Evansville IN,
5.000%, 02/01/2029 (Callable 02/01/2026)(Insured by BAM)		735,000	774,451
City of Indianapolis IN,
3.000%, 05/01/2027 (Mandatory Tender Date 11/01/2024)(Insured by HUD) (1)		1,325,000	1,323,574
Columbus Multi-High School Building Corp.,
5.000%, 07/15/2028 (Insured by ST AID)		1,000,000	1,113,442
Fishers Town Hall Building Corp.,
5.500%, 07/15/2040 (Callable 07/15/2032)		1,000,000	1,157,554
Indiana Housing & Community Development Authority,
5.750%, 07/01/2053 (Callable 07/01/2032)(Insured by GNMA)		850,000	925,839
Indianapolis Local Public Improvement Bond Bank:
5.000%, 01/01/2033 (Pre-refunded to 01/01/2025)		1,780,000	1,857,717
5.000%, 01/01/2040 (Pre-refunded to 01/01/2029)		2,200,000	2,518,153
Kankakee Valley Middle School Building Corp.:
5.000%, 01/15/2029 (Insured by ST AID)		475,000	538,907
5.000%, 07/15/2029 (Insured by ST AID)		1,180,000	1,351,106
Kokomo-Center School Building Corp.,
5.000%, 01/15/2037 (Callable 07/15/2027)(Insured by ST AID)		500,000	542,704
Lake Ridge Multi-School Building Corp.,
5.500%, 01/15/2042 (Callable 07/15/2032)(Insured by ST AID)		2,000,000	2,289,046
Northern Wells Multi-School Building Corp.,
4.000%, 07/15/2035 (Callable 07/15/2027)(Insured by ST AID)		160,000	165,296
Purdue University,
5.000%, 07/01/2031 (Callable 07/01/2026)		1,415,000	1,521,478
Total Indiana (Cost $16,184,292)			16,079,267	1.4%

Iowa
Clinton Community School District,
4.375%, 07/01/2036 (Callable 07/01/2028)(Insured by AGM)		2,100,000	2,193,009
Iowa Finance Authority:
5.000%, 08/01/2035 (Pre-refunded to 08/01/2025)		950,000	1,005,431
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)		930,000	941,271
4.000%, 07/01/2047 (Callable 07/01/2027)(Insured by GNMA)		400,000	401,360
Total Iowa (Cost $4,570,671)			4,541,071	0.4%

Kansas
Crawford County Unified School District No. 250:
5.000%, 09/01/2035 (Pre-refunded to 09/01/2027)(Insured by BAM)		60,000	66,744
5.000%, 09/01/2035 (Callable 09/01/2027)(Insured by BAM)		385,000	425,378
Johnson County Unified School District No. 512,
4.000%, 10/01/2035 (Pre-refunded to 10/01/2025)		300,000	311,348
Total Kansas (Cost $815,569)			803,470	0.1%

Kentucky
City of Versailles KY,
3.000%, 08/15/2026 (Callable 08/15/2024)		2,000,000	1,993,667
Kentucky Bond Development Corp.,
3.000%, 05/01/2034 (Callable 05/01/2026)		695,000	696,392
Total Kentucky (Cost $2,749,484)			2,690,059	0.2%

Louisiana
Louisiana Public Facilities Authority:
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)		26,700,000	28,433,911
5.500%, 05/15/2032 (Pre-refunded to 05/15/2026)		22,190,000	24,205,012
Webster Parish School District No. 6:
4.000%, 03/01/2030 (Callable 03/01/2029)(Insured by AGM)		665,000	710,939
4.000%, 03/01/2031 (Callable 03/01/2029)(Insured by AGM)		840,000	894,970
Total Louisiana (Cost $53,983,099)			54,244,832	4.8%

Maryland
City of Baltimore MD:
5.000%, 07/01/2024 (ETM)(Insured by FGIC)		790,000	799,485
5.000%, 07/01/2028 (ETM)(Insured by FGIC)		230,000	243,903
Maryland Community Development Administration:
3.250%, 08/01/2024 (Insured by GNMA)		7,000,000	6,904,260
3.850%, 03/01/2025		2,445,000	2,430,292
Maryland Health & Higher Educational Facilities Authority,
5.000%, 07/01/2027 (ETM)(Insured by AMBAC)		1,410,000	1,485,915
Total Maryland (Cost $12,018,200)			11,863,855	1.0%

Massachusetts
Massachusetts Development Finance Agency,
6.500%, 11/15/2043 (Pre-refunded to 11/15/2023) (3)		240,000	245,180
Massachusetts Housing Finance Agency:
0.875%, 12/01/2023 (Callable 04/21/2023)(Insured by FHA)		610,000	602,624
4.000%, 12/01/2043 (Callable 06/01/2023)		85,000	85,016
4.000%, 12/01/2044 (Callable 04/18/2023)		240,000	240,044
4.000%, 12/01/2044 (Callable 06/01/2025)		350,000	350,368
4.000%, 12/01/2048 (Callable 06/01/2027)(Insured by GNMA)		820,000	822,670
4.000%, 06/01/2049 (Callable 12/01/2028)		430,000	432,318
Massachusetts State College Building Authority:
0.000%, 05/01/2027 (ETM)(Insured by NATL)		390,000	350,617
0.000%, 05/01/2028 (ETM)(Insured by NATL)		5,790,000	5,075,324
Total Massachusetts (Cost $8,672,096)			8,204,161	0.7%

Michigan
Algonac Community Schools:
4.000%, 05/01/2028 (Callable 05/01/2027)(Insured by Q-SBLF)		175,000	184,046
4.000%, 05/01/2029 (Callable 05/01/2027)(Insured by Q-SBLF)		370,000	389,224
4.000%, 05/01/2030 (Callable 05/01/2027)(Insured by Q-SBLF)		470,000	494,018
Clarkston Community Schools:
5.000%, 05/01/2032 (Pre-refunded to 05/01/2026)(Insured by Q-SBLF)		445,000	480,435
5.000%, 05/01/2037 (Pre-refunded to 05/01/2026)(Insured by Q-SBLF)		100,000	107,963
Ecorse Public School District,
5.000%, 05/01/2027 (Insured by Q-SBLF)		515,000	560,833
Fraser Public School District,
5.000%, 05/01/2024 (Insured by Q-SBLF)		1,000,000	1,025,145
Great Lakes Water Authority,
5.000%, 07/01/2046 (Callable 07/01/2026)		100,000	103,226
Michigan Finance Authority,
6.750%, 07/01/2044 (Pre-refunded to 07/01/2024) (3)		6,700,000	6,985,703
Michigan State Housing Development Authority:
2.700%, 12/01/2034 (Callable 12/01/2028)		4,700,000	4,226,868
3.250%, 10/01/2037 (Callable 10/01/2025)		755,000	682,406
4.250%, 12/01/2049 (Callable 06/01/2028)		2,835,000	2,868,628
5.000%, 06/01/2053 (Callable 12/01/2031)		980,000	1,034,476
5.500%, 06/01/2053 (Callable 12/01/2031)		2,000,000	2,163,752
Utica Community Schools,
5.000%, 05/01/2034 (Callable 05/01/2029)(Insured by Q-SBLF)		305,000	346,173
Warren Consolidated Schools:
5.000%, 05/01/2033 (Callable 05/01/2026)(Insured by Q-SBLF)		2,595,000	2,753,196
5.000%, 05/01/2033 (Callable 05/01/2026)(Insured by Q-SBLF)		4,660,000	4,944,083
5.000%, 05/01/2035 (Callable 05/01/2026)(Insured by Q-SBLF)		950,000	1,002,752
Total Michigan (Cost $30,824,913)			30,352,927	2.7%

Minnesota
Brainerd Independent School District No. 181,
4.000%, 02/01/2026 (Insured by SD CRED PROG)		660,000	684,763
Housing & Redevelopment Authority of the City of St. Paul MN:
4.500%, 07/01/2028 (Pre-refunded to 07/01/2026)		375,000	386,784
5.000%, 07/01/2036 (Pre-refunded to 07/01/2026)		1,315,000	1,412,680
Minneapolis-Saint Paul Metropolitan Airports Commission,
5.000%, 01/01/2032 (Callable 01/01/2027)		505,000	545,266
Minnesota Housing Finance Agency:
4.000%, 07/01/2047 (Callable 01/01/2027)(Insured by GNMA)		165,000	165,515
4.250%, 07/01/2049 (Callable 07/01/2028)(Insured by GNMA)		875,000	887,195
Pipestone-Jasper Independent School District No. 2689,
4.000%, 02/01/2032 (Callable 02/01/2029)(Insured by SD CRED PROG)		580,000	628,706
Total Minnesota (Cost $4,810,440)			4,710,909	0.4%

Mississippi
Mississippi Development Bank:
5.000%, 03/01/2029 (Callable 03/01/2027)		825,000	904,712
5.250%, 03/01/2035 (Callable 03/01/2028)		495,000	535,470
Mississippi Home Corp.,
4.400%, 12/01/2043 (Callable 12/01/2031)(Insured by GNMA)		2,250,000	2,278,791
Oxford School District,
4.000%, 05/01/2027		500,000	529,486
West Rankin Utility Authority:
5.000%, 01/01/2038 (Pre-refunded to 01/01/2025)(Insured by AGM)		550,000	573,438
5.000%, 01/01/2043 (Pre-refunded to 01/01/2028)(Insured by AGM)		5,500,000	6,176,998
Total Mississippi (Cost $11,345,087)			10,998,895	1.0%

Missouri
County of Clay MO,
4.000%, 05/01/2038 (Pre-refunded to 05/01/2028)		485,000	523,240
Jackson County School District No. R-IV,
5.500%, 03/01/2037 (Callable 03/01/2029)(Insured by ST AID)		1,040,000	1,178,547
Metropolitan St. Louis Sewer District:
5.000%, 05/01/2036 (Callable 05/01/2025)		1,275,000	1,329,999
5.000%, 05/01/2045 (Callable 05/01/2025)		2,335,000	2,435,723
Missouri Housing Development Commission:
1.950%, 05/01/2025 (Insured by GNMA)		45,000	43,912
3.950%, 11/01/2040 (Callable 05/01/2025)(Insured by GNMA)		275,000	271,564
Normandy Schools Collaborative:
3.000%, 03/01/2038 (Callable 03/01/2028)(Insured by ST AID)		1,950,000	1,790,566
3.000%, 03/01/2039 (Callable 03/01/2028)(Insured by ST AID)		2,000,000	1,802,052
St. Louis County School District,
4.000%, 03/01/2031 (Callable 03/01/2025)		1,480,000	1,514,859
St. Louis County Special School District,
4.000%, 04/01/2034 (Callable 04/01/2029)		400,000	423,435
Total Missouri (Cost $11,967,478)			11,313,897	1.0%

Montana
City of Belgrade MT,
5.250%, 07/01/2043 (Callable 07/01/2032)		2,000,000	2,253,790
Flathead County School District No. 44,
4.000%, 07/01/2036 (Callable 07/01/2028)		210,000	218,922
Montana Board of Housing:
3.000%, 12/01/2045 (Callable 06/01/2029)		550,000	484,009
3.050%, 06/01/2050 (Callable 06/01/2029)		270,000	237,013
Montana Facility Finance Authority:
5.000%, 07/01/2028 (Callable 07/01/2027)(Insured by MT BRD)		430,000	472,424
5.000%, 07/01/2029 (Callable 07/01/2027)(Insured by MT BRD)		535,000	587,812
Total Montana (Cost $4,362,074)			4,253,970	0.4%

Nebraska
Nebraska Educational Health Cultural & Social Services Finance Authority:
4.000%, 01/01/2033 (Callable 01/01/2026)		400,000	415,074
4.000%, 01/01/2034 (Callable 01/01/2026)		2,000,000	2,075,116
4.000%, 01/01/2035 (Callable 01/01/2026)		1,000,000	1,032,851
Nebraska Investment Finance Authority,
3.500%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)		1,525,000	1,516,869
University of Nebraska:
3.000%, 07/01/2028 (Pre-refunded to 07/01/2026)		30,000	30,534
3.000%, 05/15/2035 (Pre-refunded to 05/15/2026)		20,000	20,399
3.000%, 07/01/2039 (Pre-refunded to 07/01/2026)		15,000	15,267
Total Nebraska (Cost $5,307,906)			5,106,110	0.4%

Nevada
County of Clark NV,
5.000%, 07/01/2033 (Callable 07/01/2024)		1,925,000	1,978,778
Nevada Housing Division,
2.250%, 04/01/2025 (1)		2,000,000	2,000,000
Total Nevada (Cost $3,975,727)			3,978,778	0.3%

New Jersey
New Jersey Economic Development Authority,
0.000%, 07/01/2025 (ETM)(Insured by NATL)		135,000	127,077
New Jersey Health Care Facilities Financing Authority:
0.000%, 07/01/2023 (ETM)(Insured by NATL)		10,000	9,935
3.750%, 07/01/2027 (ETM)		220,000	225,026
New Jersey Housing & Mortgage Finance Agency:
4.500%, 10/01/2048 (Callable 10/01/2027)		875,000	890,985
2.450%, 10/01/2050 (Callable 04/01/2029)		540,000	395,754
New Jersey Transportation Trust Fund Authority,
0.000%, 12/15/2030 (Insured by BHAC)		960,000	757,459
North Hudson Sewerage Authority,
0.000%, 08/01/2024 (ETM)(Insured by NATL)		500,000	481,315
Total New Jersey (Cost $3,110,900)			2,887,551	0.2%

New Mexico
New Mexico Hospital Equipment Loan Council,
4.125%, 08/01/2044 (Pre-refunded to 08/01/2025)		210,000	216,679
New Mexico Mortgage Finance Authority:
3.500%, 07/01/2033 (Callable 01/01/2028)(Insured by GNMA)		685,000	688,011
3.950%, 09/01/2040 (Callable 09/01/2024)(Insured by GNMA)		775,000	769,051
5.250%, 03/01/2053 (Callable 03/01/2032)(Insured by GNMA)		2,125,000	2,275,558
New Mexico Mortgage Financial Authority,
3.550%, 09/01/2037 (Callable 03/01/2027)(Insured by GNMA)		685,000	671,988
Ruidoso Municipal School District No. 3,
4.000%, 08/01/2032 (Callable 08/01/2026)(Insured by ST AID)		115,000	119,871
Total New Mexico (Cost $4,821,315)			4,741,158	0.4%

New York
City of New York NY,
3.240%, 04/01/2042 (Callable 04/03/2023)(Optional Put Date 04/07/2023) (1)		3,400,000	3,400,000
Monroe County Industrial Development Corp.,
4.840%, 11/01/2040 (Insured by FNMA)		3,093,650	3,265,854
New York City Housing Development Corp.,
0.700%, 11/01/2060 (Callable 07/01/2023)(Mandatory Tender Date 07/01/2025) (1)		2,150,000	2,015,243
New York City Municipal Water Finance Authority:
3.200%, 06/15/2033 (Optional Put Date 04/03/2023) (1)		3,300,000	3,300,000
4.000%, 06/15/2040 (Callable 12/15/2029)		500,000	503,293
New York City Transitional Finance Authority:
5.000%, 08/01/2029 (Callable 08/01/2026)		1,550,000	1,680,538
5.000%, 08/01/2033 (Callable 08/01/2026)		2,835,000	3,055,834
New York State Dormitory Authority:
0.000%, 07/01/2028 (ETM)(Insured by NATL)		65,000	57,060
0.000%, 07/01/2029 (ETM)(Insured by NATL)		430,000	368,004
5.000%, 03/15/2037 (Callable 09/15/2025)		155,000	162,998
5.250%, 03/15/2039 (Callable 09/15/2028)		3,750,000	4,118,456
5.000%, 03/15/2048 (Callable 09/15/2028)		2,000,000	2,134,094
New York State Environmental Facilities Corp.:
5.500%, 10/15/2029 (ETM)		185,000	220,208
5.500%, 10/15/2030 (ETM)		390,000	470,101
New York State Housing Finance Agency:
1.600%, 11/01/2024 (Callable 04/21/2023)		5,475,000	5,323,456
3.600%, 11/01/2062 (Callable 06/01/2025)(Mandatory Tender Date 05/01/2027)(Insured by SONYMA) (1)		2,920,000	2,930,177
State of New York Mortgage Agency,
4.000%, 10/01/2049 (Callable 04/01/2028)		2,680,000	2,690,225
Total New York (Cost $36,178,430)			35,695,541	3.2%

North Carolina
Inlivian:
2.550%, 05/01/2037 (Insured by FNMA)		4,799,244	4,129,410
5.000%, 06/01/2043 (Callable 12/01/2025)(Mandatory Tender Date 06/01/2026)(Insured by HUD) (1)		2,000,000	2,085,847
North Carolina Housing Finance Agency,
4.000%, 07/01/2050 (Callable 07/01/2029)		1,465,000	1,476,777
Raleigh Housing Authority,
5.000%, 10/01/2026 (Mandatory Tender Date 10/01/2025) (1)		5,500,000	5,683,752
University of North Carolina at Chapel Hill,
1.173%, 12/01/2041 (SOFR + 0.650%)(Callable 12/01/2024)(Mandatory Tender Date 06/01/2025) (2)		1,000,000	998,086
Total North Carolina (Cost $15,090,792)			14,373,872	1.3%

North Dakota
North Dakota Housing Finance Agency:
3.550%, 07/01/2033 (Callable 01/01/2028)		1,140,000	1,121,456
3.450%, 07/01/2037 (Callable 07/01/2026)(Insured by FHA)		900,000	888,671
3.500%, 07/01/2046 (Callable 01/01/2026)		540,000	536,264
4.000%, 01/01/2050 (Callable 07/01/2028)		905,000	915,614
North Dakota Public Finance Authority,
5.000%, 10/01/2032 (Callable 10/01/2028)		2,640,000	2,981,728
Total North Dakota (Cost $6,722,948)			6,443,733	0.6%

Ohio
City of Cleveland OH,
5.000%, 12/01/2029 (Callable 05/01/2023)		10,000	10,017
County of Montgomery OH:
5.250%, 05/01/2029 (Pre-refunded to 11/12/2023)		990,000	1,002,173
5.250%, 05/01/2029 (Pre-refunded to 11/13/2023)		1,495,000	1,513,472
Greater Cleveland Regional Transit Authority,
5.000%, 12/01/2038 (Pre-refunded to 06/01/2029)		325,000	376,158
Lucas-Plaza Housing Development Corp.,
0.000%, 06/01/2024 (ETM)(Insured by FHA)		1,660,000	1,605,328
Ohio Housing Finance Agency:
3.950%, 09/01/2043 (Callable 09/01/2027)(Insured by GNMA)		165,000	162,455
3.500%, 09/01/2046 (Callable 09/01/2025)(Insured by GNMA)		520,000	516,772
3.250%, 09/01/2052 (Callable 09/01/2031)(Insured by GNMA)		3,015,000	2,969,525
Ohio Water Development Authority,
5.000%, 12/01/2036 (Callable 12/01/2029)		1,240,000	1,401,485
State of Ohio:
5.000%, 01/01/2036 (Callable 01/01/2032)		540,000	616,679
5.000%, 01/01/2038 (Callable 01/01/2032)		430,000	481,403
5.000%, 01/01/2039 (Callable 01/01/2032)		875,000	973,344
University of Akron,
5.000%, 01/01/2033 (Callable 07/01/2026)		335,000	348,641
Total Ohio (Cost $12,569,407)			11,977,452	1.1%

Oklahoma
Oklahoma Water Resources Board,
4.000%, 04/01/2037 (Callable 04/01/2030)		560,000	586,401
Total Oklahoma (Cost $577,248)			586,401	0.0%

Oregon
Clackamas Community College:
0.000%, 06/15/2028 (Callable 06/15/2025)(Insured by SCH BD GTY)		1,375,000	1,134,753
0.000%, 06/15/2029 (Callable 06/15/2025)(Insured by SCH BD GTY)		1,000,000	788,436
Hillsboro School District No. 1J,
5.000%, 06/15/2035 (Callable 06/15/2027)(Insured by SCH BD GTY)		600,000	653,710
State of Oregon:
4.000%, 12/01/2045 (Callable 06/01/2025)		1,145,000	1,146,873
4.000%, 12/01/2048 (Callable 12/01/2026)		1,480,000	1,484,519
State of Oregon Housing & Community Services Department:
3.550%, 07/01/2033 (Callable 07/01/2027)		1,045,000	1,038,350
2.900%, 07/01/2043 (Callable 07/01/2027)		1,000,000	898,856
4.000%, 01/01/2047 (Callable 07/01/2025)		515,000	515,780
3.750%, 07/01/2048 (Callable 01/01/2027)		1,020,000	997,155
Total Oregon (Cost $8,742,424)			8,658,432	0.8%

Pennsylvania
City of Sharon PA,
0.000%, 05/01/2024 (ETM)(Insured by NATL)		250,000	239,412
Commonwealth Financing Authority,
4.000%, 06/01/2039 (Callable 06/01/2028)(Insured by AGM)		1,500,000	1,479,549
Mckeesport Area School District,
0.000%, 10/01/2025 (ETM)(Insured by AMBAC)		110,000	103,076
Pennsylvania Housing Finance Agency:
3.500%, 10/01/2046 (Callable 10/01/2025)		400,000	398,555
3.500%, 04/01/2051 (Callable 10/01/2029)		3,395,000	3,374,839
5.750%, 10/01/2053 (Callable 10/01/2032)		1,275,000	1,390,097
Pittsburgh Water & Sewer Authority:
0.000%, 09/01/2026 (ETM)(Insured by NATL)		890,000	816,440
0.000%, 09/01/2027 (ETM)(Insured by FGIC)		1,110,000	991,661
0.000%, 09/01/2028 (ETM)(Insured by FGIC)		370,000	322,449
Pottsville Hospital Authority,
6.500%, 07/01/2028 (Pre-refunded to 07/01/2024) (3)		1,260,000	1,315,429
Total Pennsylvania (Cost $10,721,610)			10,431,507	0.9%

Puerto Rico
Puerto Rico Public Finance Corp.:
5.125%, 06/01/2024 (Insured by AMBAC)		2,355,000	2,381,525
6.000%, 08/01/2026 (ETM)		3,415,000	3,778,859
6.000%, 08/01/2026 (ETM)(Insured by AGC)		1,565,000	1,731,747
6.000%, 08/01/2026 (ETM)(Insured by AGC)		1,440,000	1,593,428
6.000%, 08/01/2026 (ETM)(Insured by AGC)		1,825,000	2,025,600
6.000%, 08/01/2026 (ETM)(Insured by AGC)		1,910,000	2,113,505
5.500%, 08/01/2027 (ETM)(Insured by AMBAC)		7,665,000	8,583,395
Total Puerto Rico (Cost $22,510,140)			22,208,059	2.0%

Rhode Island
Rhode Island Housing & Mortgage Finance Corp.,
3.500%, 10/01/2050 (Callable 10/01/2029)		1,160,000	1,153,766
Total Rhode Island (Cost $1,228,393)			1,153,766	0.1%

South Carolina
City of Columbia SC,
5.000%, 02/01/2049 (Pre-refunded to 02/01/2029)		10,680,000	12,245,979
Piedmont Municipal Power Agency,
5.375%, 01/01/2025 (ETM)(Insured by NATL)		5,330,000	5,559,702
South Carolina Jobs-Economic Development Authority:
5.000%, 08/15/2036 (Pre-refunded to 08/15/2026) (3)(5)		7,500,000	8,153,992
5.000%, 08/15/2041 (Pre-refunded to 08/15/2026) (3)(5)		4,165,000	4,528,184
Tobacco Settlement Revenue Management Authority,
6.375%, 05/15/2030 (ETM)		1,750,000	2,136,907
Total South Carolina (Cost $33,457,381)			32,624,764	2.9%

South Dakota
Harrisburg School District No. 41-2,
2.375%, 08/01/2026 (Insured by ST AID)		335,000	335,143
South Dakota State Building Authority,
4.000%, 06/01/2040 (Callable 06/01/2030)		365,000	370,517
Total South Dakota (Cost $752,678)			705,660	0.1%

Tennessee
Nashville & Davidson County Metropolitan Government,
4.875%, 11/01/2028 (ETM)(Insured by NATL)		1,550,000	1,659,188
Tennessee Housing Development Agency:
1.750%, 07/01/2028		350,000	321,665
1.950%, 07/01/2030 (Callable 07/01/2029)		550,000	474,949
3.850%, 01/01/2035 (Callable 01/01/2025)		245,000	244,263
3.900%, 07/01/2042 (Callable 07/01/2027)		350,000	348,277
4.000%, 01/01/2043 (Callable 07/01/2027)		595,000	597,126
3.850%, 07/01/2043 (Callable 07/01/2027)		1,810,000	1,816,042
3.650%, 07/01/2047 (Callable 01/01/2027)		705,000	687,063
4.050%, 01/01/2049 (Callable 01/01/2028)		1,645,000	1,622,256
4.250%, 01/01/2050 (Callable 07/01/2028)		1,010,000	1,020,581
Total Tennessee (Cost $9,154,119)			8,791,410	0.8%

Texas
Alvarado Independent School District,
2.750%, 02/15/2052 (Mandatory Tender Date 08/15/2025)(PSF Guaranteed) (1)		1,500,000	1,501,413
Anna Independent School District,
5.000%, 08/15/2035 (Callable 08/15/2026)(PSF Guaranteed)		910,000	965,419
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2024 (PSF Guaranteed)		1,025,000	1,041,443
5.000%, 08/15/2024 (ETM)(PSF Guaranteed)		1,010,000	1,039,975
5.000%, 08/15/2025 (PSF Guaranteed)		195,000	205,213
5.000%, 08/15/2026 (PSF Guaranteed)		500,000	538,747
4.000%, 08/15/2027 (Callable 08/15/2026)(PSF Guaranteed)		875,000	907,382
5.000%, 08/15/2027 (PSF Guaranteed)		240,000	264,189
4.000%, 08/15/2028 (Callable 08/15/2026)(PSF Guaranteed)		850,000	880,543
5.000%, 08/15/2028 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		555,000	571,471
5.000%, 08/15/2029 (PSF Guaranteed)		130,000	148,164
5.000%, 02/15/2030 (Callable 02/15/2026)(PSF Guaranteed)		125,000	132,992
3.000%, 08/15/2032 (Callable 08/15/2031)(PSF Guaranteed)		835,000	824,780
3.000%, 08/15/2033 (Callable 08/15/2031)(PSF Guaranteed)		1,070,000	1,046,699
3.000%, 08/15/2033 (Callable 08/15/2031)(PSF Guaranteed)		500,000	489,112
4.000%, 08/15/2033 (Callable 08/15/2026)(PSF Guaranteed)		475,000	493,027
5.000%, 08/15/2033 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		1,460,000	1,503,330
3.000%, 08/15/2034 (Callable 08/15/2031)(PSF Guaranteed)		500,000	476,579
4.000%, 08/15/2034 (Callable 08/15/2026)(PSF Guaranteed)		195,000	199,564
4.000%, 08/15/2035 (Callable 08/15/2026)(PSF Guaranteed)		480,000	487,529
4.000%, 12/01/2035 (Callable 06/01/2027)(PSF Guaranteed)		450,000	457,921
4.000%, 08/15/2036 (Callable 08/15/2030)(PSF Guaranteed)		510,000	521,888
4.000%, 08/15/2036 (Callable 08/15/2031)(PSF Guaranteed)		1,000,000	1,026,030
5.000%, 08/15/2037 (Callable 08/15/2032)(PSF Guaranteed)		510,000	574,983
4.000%, 08/15/2038 (Callable 08/15/2030)(PSF Guaranteed)		550,000	557,294
4.000%, 08/15/2039 (Callable 08/15/2025)(PSF Guaranteed)		495,000	496,618
3.000%, 08/15/2040 (Callable 08/15/2031)(PSF Guaranteed)		290,000	242,970
3.000%, 08/15/2041 (Callable 08/15/2031)(PSF Guaranteed)		300,000	247,080
3.000%, 08/15/2042 (Callable 08/15/2031)(PSF Guaranteed)		265,000	214,015
3.000%, 08/15/2043 (Callable 08/15/2031)(PSF Guaranteed)		210,000	167,851
3.000%, 08/15/2044 (Callable 08/15/2031)(PSF Guaranteed)		245,000	193,878
Austin Community College District Public Facility Corp.,
5.000%, 08/01/2033 (Callable 08/01/2025)		750,000	784,737
Balmorhea Independent School District,
5.000%, 02/15/2034 (Callable 02/15/2031)(PSF Guaranteed)		335,000	387,544
Bexar Metropolitan Water District,
0.000%, 05/01/2027 (ETM)(Insured by NATL)		50,000	45,059
Brazoria County Toll Road Authority,
0.000%, 03/01/2044 (Callable 03/01/2030)(County Guaranteed) (5)		255,000	235,370
Burleson Independent School District,
5.000%, 08/01/2025 (PSF Guaranteed)		1,260,000	1,332,052
City of Denton TX,
5.000%, 02/15/2035 (Callable 02/15/2031)		3,055,000	3,544,874
City of Houston TX:
5.500%, 12/01/2024 (ETM)(Insured by NATL)		1,255,000	1,290,077
0.000%, 12/01/2026 (ETM)(Insured by AGM)		735,000	670,029
0.000%, 12/01/2027 (ETM)(Insured by AGM)		220,000	195,422
0.000%, 12/01/2028 (ETM)(Insured by AGM)		2,770,000	2,400,368
5.500%, 12/01/2029 (ETM)(Insured by NATL)		16,050,000	18,241,066
5.750%, 12/01/2032 (ETM)(Insured by AGM)		24,965,000	32,232,721
City of San Antonio TX:
5.000%, 02/01/2025 (ETM)		205,000	214,028
4.000%, 02/01/2029 (Callable 05/01/2023)		2,205,000	2,207,161
Clifton Higher Education Finance Corp.:
5.000%, 08/15/2025 (PSF Guaranteed)		460,000	483,337
5.000%, 08/15/2027 (PSF Guaranteed)		235,000	257,971
5.000%, 08/15/2029 (Callable 08/15/2024)(PSF Guaranteed)		215,000	221,422
5.000%, 08/15/2029 (PSF Guaranteed)		295,000	335,291
4.000%, 08/15/2031 (Callable 08/15/2026)(PSF Guaranteed)		170,000	175,361
4.000%, 08/15/2031 (Callable 08/15/2027)(PSF Guaranteed)		2,000,000	2,080,644
4.000%, 08/15/2034 (Callable 08/15/2032)(PSF Guaranteed)		160,000	170,699
4.000%, 08/15/2043 (Callable 08/15/2028)(PSF Guaranteed)		250,000	251,002
County of Bexar TX:
4.000%, 06/15/2030 (Callable 06/15/2026)		150,000	154,310
4.000%, 06/15/2033 (Pre-refunded to 06/15/2025)		3,795,000	3,914,218
5.000%, 06/15/2036 (Pre-refunded to 06/15/2026)		2,145,000	2,319,816
County of Williamson TX,
4.000%, 02/15/2039 (Callable 02/15/2029)		1,350,000	1,365,016
Crowley Independent School District,
5.000%, 08/01/2036 (Pre-refunded to 08/01/2025)(PSF Guaranteed)		2,000,000	2,114,834
Dallas Independent School District,
4.000%, 02/15/2034 (Pre-refunded to 02/15/2025)(PSF Guaranteed)		20,715,000	21,233,482
Decatur Hospital Authority,
5.750%, 09/01/2029 (ETM)		380,000	421,971
DeSoto Independent School District,
5.000%, 08/15/2032 (Callable 08/15/2024)(PSF Guaranteed)		1,825,000	1,874,811
Eagle Mountain & Saginaw Independent School District,
4.000%, 08/15/2045 (Callable 08/15/2025)(PSF Guaranteed)		675,000	675,547
Ennis Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)		1,145,000	1,210,638
Forney Independent School District,
5.000%, 08/15/2034 (Callable 08/15/2025)(PSF Guaranteed)		525,000	550,651
Grand Parkway Transportation Corp.:
0.000%, 10/01/2031 (Callable 10/01/2028) (5)		270,000	297,481
5.000%, 10/01/2043 (Callable 04/01/2028)		3,680,000	3,890,832
0.000%, 10/01/2045 (Callable 10/01/2028) (5)		300,000	318,660
0.000%, 10/01/2048 (Callable 10/01/2028) (5)		575,000	609,531
Harlingen Consolidated Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)		1,445,000	1,526,130
Harris County Health Facilities Development Corp.:
5.750%, 07/01/2027 (ETM)		7,870,000	8,451,808
6.250%, 07/01/2027 (ETM)		6,765,000	7,323,640
Harris County-Houston Sports Authority,
0.000%, 11/15/2030 (ETM)(Insured by NATL)		2,150,000	1,742,199
Hays Consolidated Independent School District,
4.000%, 02/15/2033 (Callable 02/15/2027)(PSF Guaranteed)		880,000	915,177
Honda Auto Receivables Owner Trust,
5.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)		1,030,000	1,049,176
Houston Higher Education Finance Corp.,
5.000%, 02/15/2034 (Callable 02/15/2024)(PSF Guaranteed)		1,795,000	1,825,176
Kemp Independent School District,
0.000%, 02/15/2027 (Pre-refunded to 02/15/2024)(PSF Guaranteed)		715,000	634,980
Kenedy Independent School District,
4.000%, 08/15/2031 (Pre-refunded to 08/15/2023)(PSF Guaranteed)		100,000	100,467
Klein Independent School District,
4.000%, 08/01/2031 (Callable 08/01/2025)(PSF Guaranteed)		1,000,000	1,020,854
La Porte Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)		1,080,000	1,127,443
Leander Independent School District:
0.000%, 08/16/2026 (Callable 02/16/2026)(PSF Guaranteed)		100,000	90,735
0.000%, 08/15/2034 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		125,000	73,732
0.000%, 08/15/2035 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		395,000	219,058
0.000%, 08/15/2036 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		750,000	391,514
0.000%, 08/15/2037 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		700,000	363,524
0.000%, 08/15/2039 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		570,000	250,278
0.000%, 08/15/2040 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		35,000	15,609
0.000%, 08/15/2040 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		720,000	320,882
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		8,915,000	3,497,216
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		135,000	57,249
0.000%, 08/15/2042 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		1,500,000	556,266
0.000%, 08/15/2043 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		200,000	70,218
0.000%, 08/16/2044 (Callable 08/16/2026)(PSF Guaranteed)		765,000	304,117
0.000%, 08/15/2045 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		2,000,000	622,590
0.000%, 08/15/2046 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		150,000	43,876
0.000%, 08/15/2047 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		290,000	79,647
0.000%, 08/15/2048 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		820,000	211,786
Lower Colorado River Authority,
4.750%, 01/01/2028 (ETM)(Insured by AGM)		730,000	774,005
Luling Independent School District,
4.000%, 02/15/2029 (Callable 02/15/2028)(PSF Guaranteed)		90,000	96,164
McKinney Independent School District,
4.000%, 02/15/2034 (Callable 02/15/2026)(PSF Guaranteed)		1,325,000	1,357,529
Melissa Independent School District,
5.000%, 08/01/2036 (Callable 08/01/2026)(PSF Guaranteed)		1,020,000	1,085,690
Mesquite Independent School District:
5.000%, 08/15/2025 (PSF Guaranteed)		5,000	5,292
5.000%, 08/15/2025 (PSF Guaranteed)		1,500,000	1,587,408
Midland County Fresh Water Supply District No. 1:
0.000%, 09/15/2033 (Pre-refunded to 09/15/2027)		480,000	317,483
0.000%, 09/15/2034 (Pre-refunded to 09/15/2027)		130,000	81,499
0.000%, 09/15/2035 (Pre-refunded to 09/15/2027)		345,000	204,720
0.000%, 09/15/2036 (Pre-refunded to 09/15/2027)		460,000	258,542
0.000%, 09/15/2037 (Pre-refunded to 09/15/2027)		45,000	23,947
Millsap Independent School District,
4.000%, 02/15/2026 (Pre-refunded to 02/15/2024)(PSF Guaranteed)		15,000	15,139
Montgomery County Health Facilities Development Corp.,
0.000%, 07/15/2023 (ETM)		200,000	198,358
Moulton Independent School District:
4.000%, 08/15/2035 (Callable 08/15/2027)(PSF Guaranteed)		545,000	560,580
4.000%, 08/15/2036 (Callable 08/15/2027)(PSF Guaranteed)		285,000	291,950
Navasota Independent School District,
5.000%, 02/15/2048 (Pre-refunded to 02/15/2025)(PSF Guaranteed)		6,785,000	7,083,744
New Caney Independent School District:
5.000%, 02/15/2039 (Callable 08/15/2027)(PSF Guaranteed)		500,000	537,083
1.250%, 02/15/2050 (Mandatory Tender Date 08/15/2024)(PSF Guaranteed) (1)		675,000	656,765
New Hope Cultural Education Facilities Finance Corp.:
5.000%, 04/01/2025 (ETM)		715,000	746,724
5.000%, 04/01/2030 (Pre-refunded to 04/01/2027)		1,150,000	1,258,530
5.000%, 04/01/2031 (Pre-refunded to 04/01/2027)		1,180,000	1,291,362
5.000%, 04/01/2042 (Pre-refunded to 04/01/2027)		7,755,000	8,486,871
North Lamar Independent School District:
4.000%, 02/15/2033 (Callable 02/15/2031)(PSF Guaranteed)		650,000	713,883
4.000%, 02/15/2034 (Callable 02/15/2031)(PSF Guaranteed)		675,000	735,150
4.000%, 02/15/2035 (Callable 02/15/2031)(PSF Guaranteed)		700,000	742,540
North Texas Tollway Authority:
0.000%, 09/01/2037 (Pre-refunded to 09/01/2031)		7,125,000	3,590,036
0.000%, 09/01/2043 (Pre-refunded to 09/01/2031)		29,790,000	9,566,671
0.000%, 09/01/2043 (Pre-refunded to 09/01/2031) (5)		8,210,000	10,485,161
6.750%, 09/01/2045 (Pre-refunded to 09/01/2031) (5)		16,440,000	21,731,482
Onalaska Independent School District,
4.000%, 08/15/2030 (Callable 08/15/2024)(PSF Guaranteed)		340,000	343,728
Pasadena Independent School District,
1.500%, 02/15/2044 (Mandatory Tender Date 08/15/2024)(PSF Guaranteed) (1)		1,710,000	1,667,233
Prosper Independent School District,
5.000%, 02/15/2031 (Callable 02/15/2028)(PSF Guaranteed)		1,020,000	1,137,378
Rockwall Independent School District,
5.000%, 02/15/2038 (Callable 05/01/2023)(PSF Guaranteed)		745,000	746,154
Sherman Independent School District,
5.000%, 02/15/2026 (Pre-refunded to 02/15/2024)(PSF Guaranteed)		1,775,000	1,809,576
Smithville Independent School District,
4.000%, 08/15/2033 (Callable 08/15/2028)(PSF Guaranteed)		110,000	116,217
Socorro Independent School District,
4.000%, 08/15/2033 (Callable 02/15/2027)(PSF Guaranteed)		900,000	932,612
Sundown Independent School District,
5.000%, 08/15/2023 (PSF Guaranteed) (6)		570,000	573,699
Tarrant County Health Facilities Development Corp.,
6.000%, 09/01/2024 (ETM)		2,040,000	2,098,586
Tarrant County Hospital District,
5.250%, 08/15/2038 (Callable 08/15/2032)		1,200,000	1,396,947
Terrell Independent School District,
4.000%, 08/01/2037 (Callable 08/01/2026)(PSF Guaranteed)		510,000	515,387
Texas Department of Housing & Community Affairs:
3.400%, 03/01/2035 (Callable 09/01/2034)(Insured by FNMA)		4,621,196	4,447,779
2.150%, 09/01/2035 (Callable 03/01/2029)(Insured by GNMA)		545,000	488,013
4.000%, 03/01/2050 (Callable 09/01/2028)(Insured by GNMA)		845,000	854,624
5.500%, 09/01/2052 (Callable 03/01/2032)(Insured by GNMA)		2,975,000	3,211,639
Texas Municipal Gas Acquisition & Supply Corp. II,
4.130%, 09/15/2027 (3 Month LIBOR USD + 0.870%) (2)		14,225,000	14,146,772
Texas State Affordable Housing Corp.:
4.250%, 03/01/2049 (Callable 03/01/2029)(Insured by GNMA)		160,000	161,529
5.500%, 09/01/2053 (Callable 03/01/2033)(Insured by GNMA)		2,000,000	2,159,435
Texas Water Development Board:
4.000%, 10/15/2033 (Callable 10/15/2027)		600,000	620,966
4.000%, 10/15/2036 (Callable 10/15/2028)		3,940,000	4,045,619
United Independent School District,
5.000%, 08/15/2038 (Callable 08/15/2027)(PSF Guaranteed)		225,000	240,451
Webb Consolidated Independent School District:
4.000%, 02/15/2033 (Pre-refunded to 02/15/2025)(PSF Guaranteed)		175,000	179,220
4.000%, 02/15/2033 (Pre-refunded to 02/15/2025)(PSF Guaranteed)		75,000	76,808
Whitehouse Independent School District,
5.000%, 02/15/2037 (Callable 02/15/2027)(PSF Guaranteed)		1,200,000	1,283,027
Total Texas (Cost $283,375,465)			277,749,186	24.7%

Utah
Utah Charter School Finance Authority:
5.000%, 04/15/2024 (Insured by UT CSCE)		235,000	239,432
5.000%, 04/15/2037 (Callable 04/15/2026)(Insured by UT CSCE)		500,000	514,791
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)		2,090,000	2,094,471
Utah Telecommunication Open Infrastructure Agency,
5.500%, 06/01/2040 (Callable 06/01/2032)		500,000	575,361
Total Utah (Cost $3,466,438)			3,424,055	0.3%

Vermont
Vermont Housing Finance Agency:
3.600%, 11/01/2036 (Callable 11/01/2025)		1,280,000	1,262,581
4.000%, 05/01/2048 (Callable 11/01/2026)(Insured by GNMA)		475,000	475,744
4.000%, 11/01/2048 (Callable 05/01/2027)		345,000	346,118
Total Vermont (Cost $2,137,450)			2,084,443	0.2%

Virginia
Danville Industrial Development Authority,
5.250%, 10/01/2028 (ETM)(Insured by AMBAC)		635,000	661,071
Federal Home Loan Mortgage Corp. (FHLMC),
2.550%, 06/15/2035		3,689,923	3,035,606
Hampton Roads Transportation Accountability Commission,
5.500%, 07/01/2057 (Pre-refunded to 01/01/2028)		15,000,000	17,181,851
Virginia Resources Authority,
0.000%, 11/01/2027 (ETM)		520,000	462,647
Virginia Small Business Financing Authority,
5.250%, 10/01/2029 (Callable 10/01/2024)		1,000,000	1,028,623
Total Virginia (Cost $22,094,581)			22,369,798	2.0%

Washington
Central Puget Sound Regional Transit Authority,
5.000%, 11/01/2032 (Pre-refunded to 11/01/2025)		2,725,000	2,899,944
Clark County School District No. 114:
4.000%, 12/01/2038 (Callable 06/01/2030)(Insured by SCH BD GTY)		1,000,000	1,029,045
5.250%, 12/01/2040 (Callable 06/01/2032)(Insured by SCH BD GTY)		9,400,000	10,832,916
County of King WA,
5.000%, 07/01/2034 (Pre-refunded to 01/01/2025)		705,000	734,429
King County Housing Authority:
3.250%, 05/01/2033 (Callable 05/01/2028)(County Guaranteed)		1,500,000	1,482,458
4.000%, 11/01/2034 (Callable 11/01/2029)(County Guaranteed)		1,520,000	1,558,421
4.000%, 11/01/2036 (Callable 11/01/2029)(County Guaranteed)		3,250,000	3,282,057
Pierce County School District No. 3,
5.000%, 12/01/2033 (Callable 06/01/2027)(Insured by SCH BD GTY)		2,600,000	2,845,637
State of Washington:
5.000%, 06/01/2035 (Callable 06/01/2028)		1,000,000	1,108,050
5.000%, 08/01/2038 (Callable 08/01/2026)		1,225,000	1,297,908
Washington Health Care Facilities Authority:
5.000%, 09/01/2030		300,000	334,305
5.000%, 09/01/2031 (Callable 09/01/2030)		175,000	193,869
5.000%, 09/01/2032 (Callable 09/01/2030)		465,000	514,235
5.000%, 09/01/2033 (Callable 09/01/2030)		190,000	209,518
Washington State Housing Finance Commission:
2.650%, 12/01/2040 (Callable 06/01/2029)(Insured by GNMA)		1,800,000	1,449,323
4.520%, 12/01/2048 (SIFMA Municipal Swap Index + 0.550%)(Callable 04/21/2023)(Mandatory Tender Date 10/01/2023) (2)		4,465,000	4,460,558
4.000%, 06/01/2049 (Callable 06/01/2028)		395,000	396,949
4.000%, 06/01/2050 (Callable 06/01/2029)(Insured by GNMA)		1,500,000	1,512,664
Total Washington (Cost $35,755,694)			36,142,286	3.2%

West Virginia
West Virginia Economic Development Authority,
5.000%, 07/01/2033 (Callable 07/01/2027)		875,000	958,864
Total West Virginia (Cost $990,238)			958,864	0.1%

Wisconsin
Baraboo School District,
3.000%, 04/01/2033 (Callable 04/01/2026)(Insured by BAM)		650,000	638,263
City of Milwaukee WI,
3.000%, 06/01/2033 (Callable 06/01/2026)		2,500,000	2,386,727
City of Oshkosh WI,
4.000%, 05/01/2029 (Callable 05/01/2023)		25,000	25,023
County of Kenosha WI,
3.500%, 09/01/2028 (Callable 09/01/2024)		820,000	829,563
Oshkosh Area School District,
2.625%, 03/01/2027 (Callable 05/01/2023)(Insured by BAM)		1,840,000	1,805,075
Public Finance Authority:
5.000%, 03/01/2025		535,000	558,381
5.750%, 11/15/2044 (Pre-refunded to 11/15/2024) (3)		1,100,000	1,146,393
Southeast Wisconsin Professional Baseball Park District:
5.500%, 12/15/2026 (Insured by NATL)		1,630,000	1,746,233
0.000%, 12/15/2027 (ETM)(Insured by NATL)		645,000	572,109
0.000%, 12/15/2028 (ETM)(Insured by NATL)		800,000	692,176
0.000%, 12/15/2029 (ETM)(Insured by NATL)		675,000	564,786
State of Wisconsin,
5.000%, 05/01/2032 (Pre-refunded to 05/01/2026)		1,000,000	1,076,542
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio:
5.000%, 06/01/2028 (Pre-refunded to 06/01/2024)		5,430,000	5,574,919
5.000%, 06/01/2031 (Pre-refunded to 06/01/2024)		5,475,000	5,621,120
University of Wisconsin Hospitals & Clinics,
5.000%, 04/01/2038 (Pre-refunded to 04/01/2023)		2,680,000	2,680,000
Village of Mount Pleasant WI:
5.000%, 04/01/2036 (Callable 04/01/2028)		275,000	301,593
4.000%, 04/01/2037 (Callable 04/01/2028)		2,400,000	2,445,651
5.000%, 04/01/2048 (Callable 04/01/2028)(Insured by BAM)		1,500,000	1,553,402
Waterford Union High School District,
3.000%, 03/01/2039 (Pre-refunded to 03/01/2029)		665,000	671,283
West De Pere School District,
2.500%, 04/01/2040 (Pre-refunded to 04/01/2030)		2,500,000	2,462,494
Wisconsin Center District:
4.000%, 12/15/2029 (Callable 06/15/2026)		1,480,000	1,546,437
5.000%, 12/15/2030 (Callable 06/15/2026)		775,000	832,506
0.000%, 12/15/2034 (Callable 12/15/2030)(Insured by AGM)		1,810,000	1,154,680
4.000%, 12/15/2034 (Callable 06/15/2026)		445,000	461,324
Wisconsin Health & Educational Facilities Authority:
5.000%, 02/15/2028 (Pre-refunded to 08/15/2025)		20,000	21,115
4.000%, 02/15/2033 (Pre-refunded to 08/15/2025)		100,000	103,296
5.000%, 11/15/2036 (Callable 05/15/2026)		205,000	213,721
4.000%, 02/15/2038 (Pre-refunded to 08/15/2025)		500,000	516,482
5.000%, 07/01/2042 (Callable 07/01/2027)		2,000,000	2,061,497
5.000%, 09/15/2045 (Pre-refunded to 09/15/2023)		2,545,000	2,570,213
4.000%, 11/15/2046 (Pre-refunded to 05/15/2026)		1,470,000	1,526,574
Wisconsin Housing & Economic Development Authority:
3.500%, 09/01/2046 (Callable 09/01/2025)(Insured by FNMA)		510,000	506,895
4.000%, 03/01/2048 (Callable 03/01/2027)(Insured by FNMA)		1,665,000	1,669,041
4.000%, 03/01/2048 (Callable 03/01/2027)		310,000	310,845
4.250%, 03/01/2049 (Callable 09/01/2028)(Insured by FNMA)		1,265,000	1,283,889
Total Wisconsin (Cost $48,839,712)			48,130,248	4.3%

Wyoming
Wyoming Community Development Authority:
4.000%, 12/01/2043 (Callable 06/01/2027)		205,000	205,198
4.000%, 12/01/2048 (Callable 06/01/2028)		1,760,000	1,768,437
Total Wyoming (Cost $2,040,094)			1,973,635	0.2%
Total Municipal Bonds (Cost $1,085,085,003)			1,068,547,359	94.8%
Total Long-Term Investments (Cost $1,124,003,413)			1,107,448,922	98.3%

SHORT-TERM INVESTMENT		Shares
Money Market Mutual Fund
Federated Hermes Institutional Tax-Free Cash Trust, Premier Shares, 4.06% (4)		8,806,108	8,806,108
Total Short-Term Investment (Cost $8,806,108)			8,806,108	0.8%
Total Investments (Cost $1,132,809,521)			1,116,255,030	99.1%
Other Assets in Excess of Liabilities			10,098,393	0.9%
TOTAL NET ASSETS			$1,126,353,423	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	US Department of Housing and Development
MT BRD	Montana Board of Investments
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
SONYMA	State of New York Mortgage Agency
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Credit Enhancement Program

ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate

(1)	Variable rate security. The rate reported is the rate in effect as of March 31, 2023.
(2)		Variable rate security based on a reference index and spread. The rate reported is the rate as of the last reset date in effect as of March 31, 2023.
(3)
Includes securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2023, the value of these securities totaled $26,401,173, which represented 2.34% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2023.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Quality Intermediate Municipal Bond Fund
Summary of Fair Value Exposure at March 31, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Security	$–	$38,901,563	$–	$38,901,563
Municipal Bonds	–	1,068,547,359	–	1,068,547,359
Total Long-Term Investments	–	1,107,448,922	–	1,107,448,922
Short-Term Investment
Money Market Mutual Fund	8,806,108	–	–	8,806,108
Total Short-Term Investment	8,806,108	–	–	8,806,108
Total Investments	$8,806,108	$1,107,448,922	$–	$1,116,255,030

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.